Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Balances of VIEs included in Financial Statements after Elimination of Intercompany Balances	The following balances of VIEs as of August 31, 2023 and 2024, were included in the Group’s consolidated balance sheet after the elimination of intercompany balances, respectively.
	As of August 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	13,147	27,017
Restricted cash	-	120
Accounts receivable, net	2,688	2,731
Amounts due from related parties, net	32	-
Other receivables, deposits and other assets, net	7,858	29,507
Inventories	161	355
Total current assets	23,886	59,730
Restricted cash - non-current	250	250
Property and equipment, net	13,550	1,025
Goodwill, net	1,703	1,703
Prepayments for construction contract	950	62
Operating lease right-of-use assets – non-current	3,693	-
Other non-current assets, net	326	378
Total non-current assets	20,472	3,418
TOTAL ASSETS	44,358	63,148
LIABILITIES
Current liabilities
Accounts payable	3,638	2,461
Amounts due to related parties	188,262	33,927
Accrued expenses and other current liabilities	28,003	9,513
Income tax payable	12,534	7,301
Contract liabilities	5,640	883
Refund liabilities	164	30
Operating lease liabilities – current	1,822	-
Total current liabilities	240,063	54,115
Deferred tax liabilities, net	74	-
Operating lease liabilities – non-current	2,025	-
Total non-current liabilities	2,099	-
TOTAL LIABILITIES	242,162	54,115

The following amounts of VIEs for the years ended August 31, 2022, 2023 and 2024, were included in the Group’s consolidated statements of operations and consolidated statements of cash flows after the elimination of intercompany balances.
	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue from continuing operations	136,117	194,646	131,626
Revenue from discontinued operations	191,456	260,830	273,579
Net income from continuing operation after elimination of intercompany transactions	41,898	35,455	70,931
Net income/ (loss) from discontinued operations after elimination of intercompany transactions	3,872	(37,331)	(171,491)

Net cash provided by operating activities	39,184	107,531	91,090
Net cash (used in)/ provided by investing activities	(53,738)	(68,598)	13,170
Net cash provided by/ (used in) financing activities	26,922	(49,528)	(90,270)
Net increase in cash and cash equivalents and restricted cash	12,368	(10,595)	13,990
Cash and cash equivalents and restricted cash at beginning of year	11,624	23,992	13,397
Cash and cash equivalents and restricted cash at end of year	23,992	13,397	27,387

Schedule Of Property Plant And Equipment	Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:
Buildings	20 - 50 years
Leasehold improvement	3 - 20 years or the lesser of remaining life of lease
Motor vehicles	4 - 10 years
Electronic equipment	4 - 10 years
Office equipment	3 - 5 years
Furniture and other equipment	3 - 5 years
Others	3 years
Construction in progress	*
Note*:	The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Schedule of Intangible Asset Classes for Amortization Periods	The amortization periods by major intangible asset classes are as follows:
Trademarks and brand names	10 years-indefinite
Customer relationship, backlog and student base	0.6-7 years
Non-compete agreements	4-8 years